Related Party Transactions - Founder Shares (Details) - USD ($)		1 Months Ended			3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 15, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Related Party Transactions
Proceeds from issuance of common stock						$ 233,680,378
Sponsor
Related Party Transactions
Proceeds from issuance of common stock		$ 1,108
Aggregate purchase price (per share)		$ 0.004
Stock purchased from founder shares		254,829
Number of founder shares transferred				15,000
Number of stocks forfeited			435,606
Cowen Investments, LLC
Related Party Transactions
Number of stocks forfeited		287,500
Anchor investor
Related Party Transactions
Proceeds from issuance of common stock		$ 142	$ 1,894
Aggregate purchase price (per share)		$ 0.004	$ 0.004
Stock purchased from founder shares		32,671	435,606
Initial stockholder sale on February 15, 2018
Related Party Transactions
Restriction period for Transfer, assign or selling of founder shares					1 year		1 year
Minimum share price of any 20 days within any 30 days					$ 12.00		$ 12.00
Number of specific trading days that share price must exceed threshold price within 30 days					20 days		20 days
Number of consecutive trading days with in which common stock price to exceed threshold price for any 20 days					30 days		30 days
Minimum for Commencing Transfer, assign or selling of shares					150 days		150 days
Initial stockholder sale on February 15, 2018 | Founder
Related Party Transactions
Number of shares issued (in shares)	5,750,000
Share price (in dollars per share)	$ 0.0001
Proceeds from issuance of common stock	$ 25,000
Aggregate purchase price (per share)	$ 0.004
Initial stockholder sale on February 15, 2018 | Sponsor
Related Party Transactions
Stock purchased from founder shares	4,301,000
Initial stockholder sale on February 15, 2018 | Cowen Investments, LLC
Related Party Transactions
Stock purchased from founder shares	1,449,000